STOCKHOLDERS' EQUITY (Details 2) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Weighted-average assumptions:
Risk-free interest rate	0.32%	0.32%
Dividend yield	0.00%	0.00%
Volatility	152.50%	152.50%
Expected life in years	2 years	2 years
Exercise price	$ 0.25	$ 0.25